Share Plans - Assumption Used in Calculating Estimated Fair Value of Stock Option Award (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.96%	1.51%	2.45%
Expected dividend yield	2.48%	2.32%	2.30%
Expected share price volatility	36.50%	35.50%	35.00%
Expected term (years)	5 years 8 months 12 days	5 years 6 months	5 years 6 months
Tyco Flow Control International, Ltd
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	2.12%
Expected share price volatility	33.00%
Tyco Flow Control International, Ltd | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.02%
Expected term (years)	1 month 6 days
Tyco Flow Control International, Ltd | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.68%
Expected term (years)	5 years 1 month 6 days